NEWGATE GLOBAL RESOURCES FUND
Trading Symbol: Class A Shares (NGGLX) Class I Shares (NGIRX)
Summary Prospectus March 29, 2012
www.newgatefunds.com

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s prospectus and other information about the Fund online at http://www.newgatefunds.com/downloads.asp.  You may also obtain this information at no cost by calling 888-9-NEWGATE (888-963-9428) or by sending an email request to info@newgatecapital.com.  The Fund’s prospectus and statement of additional information, both dated March 29, 2012, are incorporated by reference into this Summary Prospectus.

Investment Objectives.  The investment objectives of the Newgate Global Resources Fund (the “Fund”) are long-term growth of capital plus protection against inflation and declining U.S. dollar by investing in high-quality companies involved in the production, extraction, processing, distribution and transportation of natural resources of any kind.

Fees and Expenses of the Fund.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and under “Shareholder Information – Class A Sales Charge Reductions and Waivers” beginning on page 14 of the Fund’s Statutory Prospectus and under “Additional Purchase and Redemption Information – Sales Charge on Class A Shares” beginning on page 37 of the Fund’s Statement of Additional Information.

Share Class	Class A	Class I
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of the offering price)	5.25%	None
Maximum deferred sales charge (load) (as a percentage of purchases of $250,000 or more that are redeemed within 12 months of purchase)	0.50%	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%	0.80%
Distribution (12b-1) and Shareholder Servicing Fees	0.35%	None
Other Expenses	4.47%	4.35%
Total Annual Fund Operating Expenses	5.62%	5.15%
Less: Fee Waiver/Expense Reimbursement	-3.87%	-3.75%
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursement(1)	1.75%	1.40%

(1)
Pursuant to an operating expense limitation agreement between Newgate Capital Management LLC, the Fund’s investment adviser (the “Adviser”) and the Fund, the Adviser has agreed to waive its management fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage, interest, brokerage commissions, distribution fees, expenses incurred in connection with any merger or reorganization, dividends or interest expenses on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation) do not exceed 1.75% and 1.40% of the Fund’s average annual net assets, for Class A shares and Class I shares, respectively, through at least March 31, 2022.  This operating expense limitation agreement can be terminated only by, or with the consent of, the Trust’s Board of Trustees (the “Board of Trustees”).  The Adviser is permitted to be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years, subject to the applicable limitation on the Fund’s expenses.

Example.  This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Class A

One Year	Three Years	Five Years	Ten Years
$694	$1,047	$1,424	$2,479

Class I

One Year	Three Years	Five Years	Ten Years
$143	$443	$766	$1,680

Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 75.40% of the average value of its portfolio.

Principal Investment Strategies.  Under normal market circumstances, the Fund will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in companies involved in the production, extraction, processing, distribution and transportation of natural resources of any kind.  These companies may include, for example, companies involved, either directly or through subsidiaries, in exploring, mining, drilling, refining, processing, transporting, distributing, fabricating, dealing in or owning natural resources.  The Fund will also invest in companies that provide services directly related to this activity for the above listed companies.  Natural resources include, but are not limited to, precious metals (e.g., gold, platinum and silver), ferrous and nonferrous metals (e.g., iron, aluminum and copper), strategic metals (e.g., uranium and titanium), hydrocarbons (e.g., coal, oil and natural gas), chemicals, paper and forest products, food, textile and tobacco products, and other basic commodities.  In addition, the Fund may invest in domestic and foreign securities, including depositary receipts and securities of companies located in emerging markets, and may invest in companies of any size.  The Fund will invest primarily in securities of at least three different countries, including the United States.

The Fund invests in equity securities, including common stocks and convertible securities.  The Fund may invest up to 15% of its net assets in derivative instruments, including options, futures contracts and options on futures contracts, synthetic instruments and currency swaps.  In addition to investments in equity securities, the Fund may invest up to 35% of its net assets in other investment companies, including exchange-traded funds (“ETFs”).  The Fund may invest in securities that are not publicly traded, but that are eligible for purchase and sale by certain qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”), as well as other restricted securities, and up to 15% of its net assets in illiquid securities.  The Fund may also invest up to 20% of its net assets in U.S. Government obligations.

The Adviser’s investment process begins with a top-down, global economic assessment to identify undervalued sectors.  The Adviser uses fundamental analysis, investment experience and professional judgment to evaluate the impact of current geopolitical and macroeconomic factors on the natural resource market and companies involved in the natural resource industry worldwide.  The Adviser uses a bottom-up quantitative and fundamental analytic approach for security selection.  The Adviser’s rigorous, bottom-up approach focuses on a combination of relative valuation analysis and strategic business evaluation.  In addition to attractive price levels, the Adviser focuses on large and medium capitalization companies with dominant market share, a high degree of financial transparency and good corporate governance.

Principal Risks.  Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund.  The principal risks of investing in the Fund are:

•	Management Risk. Risk that the Adviser’s investment strategies for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

•	General Market Risk. Risk that the value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally.

•
Foreign Securities Risk.  The risk of investments in foreign companies involve certain risks not generally associated with investments in the securities of U.S. companies, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure international banks or securities depositories than those in the U.S. and foreign controls on investment. In addition, individual international country economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position.

•
Emerging Markets Risk.  The risk of investing in securities of companies located in developing or emerging markets may be heightened because countries in these markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

•
Natural Resources Industry Concentration Risk.  Because the Fund’s investments are concentrated in the natural resources industry, the value of its investments will be affected by factors related to that industry and may fluctuate more widely than that of a fund that invests in a broad range of industries.

•
Equity Market Risk.  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

•
Convertible Securities Risk.  A convertible security is a fixed-income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of the convertible security falls.

•
Large-Cap Company Risk.  Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.  Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•
Mid-Cap, Small-Cap and Micro-Cap Company Risk.  The risk that the securities of mid-cap, small-cap and micro-cap companies may be more volatile and less liquid than the securities of large-cap companies.

•
Shares of Other Investment Companies Risk.  The risk that you will indirectly bear fees and expenses charged by the underlying funds in addition to the Fund’s direct fees and expenses and, as a result, your cost of investing in the Fund will generally be higher than the cost of investing directly in the underlying fund shares.

•
Exchange-Traded Funds Risk. The risk related to investing in ETFs that do not apply to investments in conventional mutual funds, including that the market price of the ETF’s shares may trade at a discount to their net asset value or that an active trading market for an ETF’s shares may not develop or be maintained.

•
U.S. Government Obligations Risk.  The risk that there can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) who issue or guarantee certain securities where it is not obligated to do so.

•
Derivative Securities Risk.  The risk that the Fund’s use of derivatives will cause losses due to the unexpected effect of market movements on a derivative’s price, or because the derivatives do not perform as anticipated, or are not correlated with the performance of other investments which they are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market.

•	Swap Agreement Risk. The risk that a swap contract may not be assigned without the consent of the counter-party, and may result in losses in the event of a default or bankruptcy of the counter-party.

•	Synthetic Instruments Risk. The risk of investments in synthetic instruments is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

•
Restricted Securities Risk. The risk that because there is a limited market for restricted securities, the Fund may find it difficult to sell the securities and to the extent the securities are sold in privately negotiated transactions, the Fund may have to sell them at a lower price than if they were sold publicly.

Performance.  The performance information demonstrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and showing how the Fund’s average annual returns compare with those of a broad measure of market performance.  Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.newgatefunds.com or by calling the Fund toll-free at 888-9-Newgate (888-963-9428).

Class I Shares1
Calendar Year Returns as of December 31

During the period shown in the bar chart, the best performance for a quarter was 24.86% (for the quarter ended September 30, 2010).  The worst performance was -33.96% (for the quarter ended September 30, 2011).

1 The returns shown in the bar chart are for Class I shares.  The performance of Class A shares will differ due to differences in expenses and sales load charges.

Average Annual Total Returns
	Periods Ended December 31, 2011
	One Year	Since Inception (12/31/2008)
Class I Shares
Return Before Taxes	-26.71%	13.37%
Return After Taxes on Distributions	-27.07%	12.44%
Return After Taxes on Distributions and Sale of Fund Shares	-16.89%	11.34%
Class A Shares
Return Before Taxes	-30.79%	10.96%
Dow Jones-UBS Commodity Index	-13.32%	6.39%
(reflects no deduction for fees, expenses or taxes)

After-tax returns are shown for Class I shares only and will vary for Class A shares.  After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

Investment Adviser.  Newgate Capital Management LLC is the Fund’s investment adviser.

Portfolio Managers.  The following individuals have served as the Fund’s portfolio managers since the Fund commenced operations in 2008:

Portfolio Manager	Primary Title
Avy E. Hirshman	Managing Director and Chief Investment Officer of the Adviser
James A. Trainor	Managing Director and Senior Portfolio Manager of the Adviser
Sonia G. Rosenbaum, Ph.D.	Managing Director and Director of Research of the Adviser
Matthew E. Peterson	Principal and Portfolio Manager of the Adviser
David K. Lee	Portfolio Manager and Investment Director of the Adviser
Maria Eugenia Tinedo	Principal, Portfolio Manager and Senior Research Analyst of the Adviser

Purchase and Sale of Fund Shares.  You may purchase or redeem shares by mail (Newgate Global Resources Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701 (for regular mail) or 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202 (for overnight or express mail)), or by telephone at 888-9-NEWGATE (888-963-9428).  Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.  The minimum initial investment for Class A shares is $5,000 for non-IRA accounts and $500 for IRA and other tax-deferred accounts. The minimum initial investment for all types of Class I shares is $100,000. The minimum subsequent investment for Class A and Class I shares is $1,000 for non-IRA accounts and $100 for IRA and other tax-deferred accounts.

Tax Information.  The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries.  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.